EBPs Obligation Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	$ 1,466	$ 1,464
Service cost	50	54	$ 59
Interest cost	59	62	58
Plan participants’ contributions	0	0
Benefits paid	(35)	(130)
Actuarial loss (gain)	40	20
Settlements	(261)	(4)
Net increase (decrease) in benefit obligation	(147)	2
Benefit obligation at end of year	1,319	1,466	1,464
Other Postretirement Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	197	202
Service cost	1	1	2
Interest cost	8	8	9
Plan participants’ contributions	3	2
Benefits paid	(14)	(15)
Actuarial loss (gain)	11	(1)
Settlements	0	0
Net increase (decrease) in benefit obligation	9	(5)
Benefit obligation at end of year	$ 206	$ 197	$ 202